                  MERRIMAN
Graphic Omitted   INVESTMENT TRUST

    MERRIMAN                                  MERRIMAN INVESTMENT TRUST
FLEXIBLE BOND FUND                         1200 Westlake Ave N, Suite 700
                                                 Seattle, WA  98109
    MERRIMAN                                       1-800-423-4893
GROWTH & INCOME FUND                               1-206-285-8877
                                                www.merrimanfunds.com
    MERRIMAN
CAPITAL APPRECIATION                              INVESTMENT MANAGER
      FUND                                        Merriman Investment
                                                  Management Company
    MERRIMAN                                1200 Westlake Ave N, Suite 700
ASSET ALLOCATION                                  Seattle, WA  98109
      FUND
                                                     CUSTODIAN AND
    MERRIMAN                                         TRANSFER AGENT
LEVERAGED GROWTH                          Firstar Mutual Fund Services, LLC
      FUND                                            PO BOX 701
                                                 Milwaukee, WI  53201
  ANNUAL REPORT                                    1-800-224-4743

   YEAR ENDED                                         FUND COUNSEL
 September 30, 2000                               Sullivan & Worcester
                                                  Boston, Massachusetts


                               OFFICERS & Trustees

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                        Secretary, Treasurer, and Trustee

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

                            DONALD E. WEST, Trustee

Dear Fellow Shareholder:

The Merriman Mutual Funds completed another fiscal year on September 30, 2000, and I am pleased to report that all of our funds produced positive returns for the period. Nevertheless, we are still disappointed in our performance. All the assets in our funds are governed by timing systems that normally thrive in volatile markets. But this year, the volatility has been extreme, preventing our systems from taking full advantage of the market's swings in both directions. The performance of each fund during the year is detailed later in this letter. To summarize: the Merriman Flexible Bond Fund produced a total return of 2.7 percent; the Merriman Growth and Income Fund rose 5.0 percent; the Merriman Capital Appreciation Fund was up 10.7 percent; the Merriman Asset Allocation Fund was up 5.7 percent; and the Merriman Leveraged Growth Fund was up 14.7 percent.

MANAGING RISKS

At the heart of our investing philosophy is the management of risk, and on the following pages you'll find a description of how we use market-timing to do that. Managing risk is a universal human experience. We manage risk when we walk, for instance being sure to keep our balance, to look before we walk across a street, walk off a curb or descend a flight of stairs. We manage risks when we're driving, watching out for others and constantly balancing our need for safety with our need for progress.

Investment risks always exist, whether they are ignored or confronted. Very few investors give risk management the serious consideration that it deserves. The great bull market of the past few years has perhaps fooled many people into thinking that double-digit annual returns are not only normal but essentially a birthright. I speak to thousands of investors every year, and it's obvious that most of them like to focus their thoughts and their investment decisions on high returns that they hope to achieve. Relatively few have thought systematically and seriously about the risks they incur in seeking those returns. And fewer still have a concrete plan for how they will respond to the inevitable losses that are part of any long-term investment strategy.

At Merriman Mutual Funds, we take risk management very seriously, and I want to share some of our thinking with you. The biggest risk investors face is having their money in the wrong type of asset. Common types of assets include bonds, stocks, real estate, precious metals, futures contracts and the like. This risk extends to choices within each asset type. For instance, within the general category of stocks, the major choices that make the most difference are U.S. companies vs. international ones, small companies vs. large ones, value stocks vs. growth stocks.

One of our fundamental beliefs is that wide global diversification is the best course for most investors, and we apply it in each of our funds. We all know that the Standard & Poor's 500 Index has been a high-performing asset class for the past five years. And we all know (or we should know) that it hasn't always been that way and it won't always be that way in the future. Yet many investors cannot resist the lure of recent performance, and they are taking more risk than they realize by keeping most or all of their equity investments in large U.S. equities - which in the early 1970s experienced a greater than 40 percent loss before turning around.

Accordingly, all our fund portfolios are highly diversified. One result is that our results are never as good as that of the top performing asset class. But this reduces our funds' volatility and exposure to the risk of a bear market in any single asset class.

Once an investor achieves proper diversification, there remain only two significant risk factors left to deal with: market risk and event risk. MARKET RISK is the possibility that an entire asset class may be affected by some trend such as a recession, a change of political leadership or a widespread financial crisis such as the one that hit many Asian countries in 1998. EVENT RISK is the possibility that a market downturn will be triggered by some sudden event such as an assassination, a war or a natural disaster.

Our funds manage market risk through the use of mechanical market-timing systems. While such systems are imperfect and cannot eliminate all temporary losses, we believe our systems have been and will continue to be effective in protecting investors from the largest losses.

Protection against event risk is another matter. No timing system can warn in advance of a sudden collapse of a government or a natural or man-made disaster. By definition, such events (and their aftermath) occur without warning. However, market timing may have the added benefit of being the most effective possible shield against event risk because investors who use timing could happen to be out of the market when the event occurs.

Our funds use a combination of timing entire asset classes such as U.S. bonds and equities, and individual fund timing, which is applied to many of the funds in which we invest. Because of all this timing, for the majority of the time at least some of each of our funds' assets are in cash or cash equivalents. This tends to reduce our performance during bull markets. But it provides investors with an extra measure of protection that they can't find anywhere else. And it tends to reduce our funds' volatility.

THE OUTLOOK

We are often asked for our views of the months and quarters just ahead, and our answers are all the same: We aren't qualified to forecast the future, and we don't try to do so.

We understand the reasons many investors are bullish, and they have much validity. Inflation is extremely low. Interest rates are under control. The U.S. economy continues to grow. Overall, the world is at peace, and many national economies are evolving. Technology is rapidly creating new products and services. Medical care is improving rapidly. Productivity is increasing.

We also understand why many investors are bearish, and we think they have much validity. By historical standards such as book value and earnings per share, U.S. stock prices are seriously overpriced. Escalating demand for Internet stocks sometimes seems to be based more on phantom hopes than on solid business models. The current wave of Baby Boom investors that is pouring retirement funds into the stock market has never experienced a prolonged bear market and may be shocked into panic selling when one occurs. The U.S. stock market indexes have become overly dependent on a relatively small number of large technology stocks such as Microsoft and Intel.

We are neither bears nor bulls. We believe that in the long term, the world's equity markets will continue their upward climb, eventually rewarding patient investors who are willing to assume the risks of uncertainty. But at the same time we believe the current market levels are so high that they are filled with potential danger. We are certain that major bear markets lie ahead, though we cannot predict when or how they will hit.

The investments of the Merriman Mutual Funds are not managed based on any particular view of the future. Instead, we are trend-followers with a mechanical investment strategy that is designed to make money and preserve capital whichever way the market turns.

MARKET TIMING - DIFFERENT FROM THE AVERAGES

Our funds have globally diversified portfolios and they use timing to move into and out of the markets and the funds in which they invest. Because of that, their performance is not directly comparable to that of the popular untimed indexes such as the Dow Jones Industrial Average, the S&P 500 and EAFE.

This presents a challenge to you as an investor: What is the proper benchmark by which such funds should be measured? There is no perfect answer. The charts that accompany this letter compare the performance of our equity Funds with the Standard and Poor's 500 Index and our Flexible Bond Fund with the Salomon BIG Index, both popular, broad-based indexes.

However, we think the best comparison for each of our funds is the performance, without timing, of mutual funds that invest in the same asset classes as the funds in our portfolios. The best data we have is from Morningstar, which tracks thousands of mutual funds. Using that data, we use what we call an Appropriate Benchmark for each of our funds, as follows:

Our Capital Appreciation and Leveraged Growth funds each allocate up to 65 percent of their assets to U.S. equity funds and up to 35 percent to international equity funds. (Within each allocation, investments are switched between equity funds and cash, according to our timing systems.) The Appropriate Benchmark for these two funds is the performance of a theoretical portfolio, always fully invested, composed of equal parts of U.S. growth, aggressive growth and small-cap funds (with 65 percent weighting for the whole) and foreign equity funds, with 35 percent weighting.

The Appropriate Benchmark for the Growth & Income Fund is a portfolio made up of U.S. growth and income funds and foreign stock funds, weighted 65 percent and 35 percent, respectively.

The Appropriate Benchmark for the Asset Allocation Fund is a theoretical portfolio, always fully invested and weighted as follows: foreign stock funds, 30 percent; U.S. growth funds, 10 percent; U.S. aggressive growth funds, 10 percent; U.S. small-cap funds, 10 percent; U.S. corporate high-yield bond funds, 10 percent; U.S. corporate high-quality bond funds, 5 percent; international bond funds, 15 percent; specialty precious metals funds, 10 percent.

The Appropriate Benchmark for the Flexible Bond Fund is a theoretical portfolio, always fully invested and weighted as follows: U.S. corporate high-quality bond funds, 40 percent; U.S. corporate high-yield bond funds, 25 percent; world bond funds, 35 percent.

The reason we use timing is that bear markets can quickly erase months or even years of gains. Our top priority is to manage this risk in order to defend investors' capital while striving to achieve favorable returns.

However, in prolonged bull markets, timing inevitably underperforms a buy-and-hold approach. There are two reasons for that. First, timing has no way to "add value" to a rising market. Even when all signals indicate buy, the timer who is 100 percent invested has no advantage over the buy-and-hold investor who is 100 percent invested.

Second, bull markets are punctuated with temporary declines, some of which inevitably trigger one or more timing models into cautionary sell signals. At the moment of such a signal, there is absolutely no way to know whether it indicates the start of a real bear market or whether it will turn out to be only a false alarm.

There is no reliable way that timers can avoid such counterproductive trades. This is why our equity funds have underperformed the markets during the strong bull market of the past few years.

As a shareholder in the Merriman Mutual Funds, I don't like this performance penalty any more than anyone else. But I regard it as a necessary cost of protecting my capital from major declines. It is somewhat akin to the cost of insuring my home. I'd rather not pay the insurance premium. But I know that a fire or some other disaster is possible, and I'd much rather buy insurance than assume all the risk myself.

Likewise as an investor, I'd much rather pay the underperformance penalty, and protect my investments from a bear market, than leave myself exposed without a defensive strategy. And personally I am certain that a bear market is more likely to threaten my portfolio than a fire is likely to threaten my home.

HOW WE MANAGE THESE FUNDS

As an investor, I want long-term results. Yet I want to know my assets are being actively protected every moment the markets are open. We believe our shareholders deserve nothing less than that. While our investment focus is on long-term results, we manage our funds in the short-term. Every business day, we track current market trends that affect every asset in our portfolio, and we are always ready to act on any new signals from our timing models to guide us as we attempt to maximize gains and minimize losses.

MERRIMAN FLEXIBLE BOND FUND

The Merriman Flexible Bond Fund invests in a broad spectrum of fixed-income securities that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. The Fund's present investment policy is to maintain a balance of 35 percent in international bonds, 25 percent in U.S. high-yield bonds and the remaining 40 percent in high-grade U.S. government and corporate bonds. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Flexible Bond Fund and the Salomon Big Index.

Start Date                                      10-06-88
End Date                                        09-30-00
Beginning Value                                 $10,000
End Value - Merriman Flexible Bond Fund         $19,353
End Value - Salomon Big Index                   $21,764
Average Annual Total Return of
   Merriman Flexible Bond Fund     1YR        5YR      10YR      Since Inception
                                  2.66%      5.09%    6.82%            6.63%

In the 12 months ending September 30, the Fund appreciated 2.7 percent. According to Morningstar, an untimed portfolio of the same balance of funds (the Appropriate Benchmark for this fund), would have gained 3.5 percent. According to Morningstar, the Fund's volatility over the past five years was 42 percent less than that of the Appropriate Benchmark.

MERRIMAN GROWTH AND INCOME FUND

The Growth and Income Fund invests primarily in growth-and-income funds, employing the same balance of domestic and international funds, and similar timing models to preserve capital, as does the Capital Appreciation Fund. For the 12 months ending September 30, the Fund's total return was up 5.0 percent. A similar mix of domestic and international funds without timing, (the Appropriate Benchmark for this fund) was up 13.2 percent. According to Morningstar data, the Fund's volatility over the past five years was 47 percent less than that of the Appropriate Benchmark.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Growth & Income Fund and the S&P 500 Index.

Start Date                                      12-29-88
End Date                                        09-30-00
Beginning Value                                 $10,000
End Value - Merriman Growth & Income Fund       $24,218
End Value - S&P 500 Index                       $58,997
Average Annual Total Return of
  Merriman Growth & Income Fund     1YR         5YR      10YR    Since Inception
                                   4.96%      11.31%     9.24%        8.80%

MERRIMAN CAPITAL APPRECIATION FUND

The Merriman Capital Appreciation Fund seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds. As with all our funds, whenever our timing models indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money market instruments or other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Capital Appreciation Fund and the S&P 500 Index.

Start Date                                      05-02-89
End Date                                        09-30-00
Beginning Value                                 $10,000
End Value - Merriman Capital Appreciation Fund  $24,821
End Value - S&P 500 Index                       $58,997
Average Annual Total Return of
  Merriman Capital Appreciation Fund   1YR      5YR      10YR    Since Inception
                                      10.73%   9.50%     9.50%        8.60%

In the year ended September 30, the Fund was up 10.7 percent. A similar mix of domestic and international funds without timing, (the Appropriate Benchmark for this fund) was up 27.0 percent. According to Morningstar, the Fund's volatility over the past five years was 43 percent less than that of the Appropriate Benchmark.


MERRIMAN ASSET ALLOCATION FUND

The Asset Allocation Fund spreads its investments among five major asset groups and applies market timing to each one. The Fund's present investment policy is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds. For the year ending
September 30, the Fund's total return was up 5.7 percent. According to Morningstar data, an untimed portfolio of the same balance of funds, (the Appropriate Benchmark for this fund) would have gained 12.8 percent. The Asset Allocation Fund's volatility over the past five years was 53 percent less than that of multi-asset global funds tracked by Morningstar.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Asset Allocation Fund and the S&P 500 Index.

Start Date                                      05-02-89
End Date                                        09-30-00
Beginning Value                                 $10,000
End Value - Merriman Asset Allocation Fund      $21,180
End Value - S&P 500 Index                       $58,997
Average Annual Total Return of
  Merriman Asset Allocation Fund     1YR       5YR      10YR     Since Inception
                                    5.73%     7.17%     7.78%         7.35%

MERRIMAN LEVERAGED GROWTH FUND

The Leveraged Growth Fund's defensive strategy uses market timing systems similar to those of the Capital Appreciation Fund and maintains a similar balance of domestic and international funds. During rising markets, this Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gain.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Leveraged Growth Fund and the S&P 500 Index.

Start Date                                      05-27-92
End Date                                        09-30-00
Beginning Value                                 $10,000
End Value - Merriman Leveraged Growth Fund      $23,370
End Value - S&P 500 Index                       $41,181
Average Annual Total Return of
  Merriman Leveraged Growth Fund          1YR      5YR      Since Inception
                                        14.67%    12.46%        10.70%

For the 12 months ended September 30, the Fund's total return was up 14.7 percent, compared with a gain of 27.0 percent for a similar mix of domestic and international equity funds held without timing or leverage, (the Appropriate Benchmark for this fund). According to Morningstar, the Fund's volatility over the past five years was 17 percent less than that of the Appropriate Benchmark.

IN SUMMARY

While U.S. stocks have provided rich rewards for investors in recent years, we do not believe that most investors, especially the many who began their investment experience in the 1990s, are prepared psychologically for the serious losses that could occur in a prolonged bear market. This lack of preparation is likely to lead many people into untimely, emotional investment decisions that will compound whatever damage their portfolios suffer as a result of market swings.

In our view, broad diversification, coupled with automatic, mechanical timing, is the best way investors can avoid such untimely decisions and minimize market risks while they attempt to preserve and grow their capital. We appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing. We will continue to closely watch each of your investments every business day, and we hope to have another favorable report for you next year.

Sincerely,

Paul A. Merriman
President

                           MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                               September 30, 2000


                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
                DOMESTIC BOND FUNDS:  22.64%
                ----------------------------
 36,050         AIM Strategic Income Fund.......................  $      343,918
 35,923         Federated High Income Bond Fund ................         339,830
 45,692         Federated High Yield Trust .....................         339,491
 35,129         Liberty-Stein Roe High Yield Fund ..............         301,762
 29,585         Strong High Yield Bond Fund ....................         298,824
                                                                         -------
                Total Domestic Bond Funds
                (Cost $1,668,381)...............................       1,623,825
                                                                       ---------

                INTERNATIONAL BOND FUNDS:  13.49%
                ---------------------------------
 36,644         Federated Intl Income Fund - Class A ............        318,434
 73,060         Scudder Global Bond Fund ........................        648,772
                                                                         -------
                Total International Bond Funds
                (Cost $974,869)..................................        967,206
                                                                         -------

                MONEY MARKET FUNDS: 50.05%
                --------------------------
346,257         AIM Cash Reserves Fund ..........................        346,257
314,404         Am Cent-Benham Prime Money Mkt Fund .............        314,404
303,341         Am Cent-Benham Gov't Agency Fund ................        303,341
315,082         Columbia Daily Income Fund ......................        315,082
349,308         Dreyfus Institutional Money Market Fund .........        349,308
318,204         Federated Money Market Trust ....................        318,204
311,691         Fidelity Cash Reserves Fund .....................        311,691
326,386         Rydex US Govt Money Market Fund .................        326,386
379,436         Scudder Cash Investment Trust ...................        379,436
  1,572         Scudder US Treasury Money Fund ..................          1,572
312,117         Stein Roe Cash Reserves Fund ....................        312,117
312,109         Strong Money Market Fund ........................        312,109
                                                                         -------
                Total Money Market Funds
                (Cost $3,589,907)................................      3,589,907
                                                                       ---------


 Principal
   Amount
   ------
                SHORT-TERM DEMAND NOTES:  13.77%
                --------------------------------
$304,100        American Family Demand Note
                6.24%  12/01/00..................................        304,100
 353,500        Firstar Bank Milwaukee, NA
                6.29%, 10/02/00..................................        353,500
 330,000        Wisconsin Electric Demand Note
                6.24%  12/30/00..................................        330,000
                                                                         -------
                Total Short-Term Demand Notes
                (Cost $987,600)..................................        987,600
                                                                         -------
                Total Investment in Securities
                (Cost $7,220,757) (a)......................99.95%      7,168,538

                Assets in Excess
                  of Liabilities........................... 0.05%          3,660
                                                            ----           -----

                 NET ASSETS................................100.00%    $7,172,198
                                                          =======     ==========

(a)Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

                Gross unrealized appreciation....................  $      2,565
                Gross unrealized depreciation....................       (54,784)
                                                                        -------
                Net Unrealized Depreciation......................  $    (52,219)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & Income Fund
                            Portfolio of Investments
                               September 30, 2000



                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
              DOMESTIC EQUITY FUNDS:  60.50%
              ------------------------------
 10,805       Am Century Income & Growth Fund ...................$       351,593
 54,408       Dreyfus Founders Growth & Income Fund ..............       397,177
  9,543       Fidelity Growth & Income Fund ......................       427,631
 17,401       INVESCO Value Equity Fund ..........................       446,868
  9,912       Janus Growth & Income Fund .........................       415,715
 23,736       Neuberger Guardian Fund ............................       453,113
 15,556       Pilgrim Growth & Income Fund .......................       368,527
 21,236       SAFECO Income Fund .................................       416,871
 22,409       Salomon Brothers Investors Value Fund ..............       501,732
 16,724       Scudder Growth & Income Fund .......................       451,537
 25,761       Value Line Convertible Fund ........................       428,923
  8,920       WPG Growth and Income Fund .........................       375,620
                                                                         -------
              Total Domestic Equity Funds
              (Cost $5,094,262)...................................     5,035,307
                                                                       ---------

              INTERNATIONAL EQUITY FUNDS:  4.04%
              ----------------------------------
 31,268       Liberty-Stein Roe International Fund
              (Cost $342,681).....................................       336,128
                                                                         -------

              Money Market Funds:  32.70%
266,311       AIM Cash Reserves Fund .............................       266,311
420,519       Columbia Daily Income Fund .........................       420,519
    186       INVESCO Cash Reserves Fund .........................           186
 46,196       Janus Cash Equivalent Fund .........................        46,196
378,073       Janus Govt Money Market Fund .......................       378,073
 20,059       SAFECO Money Market Fund ...........................        20,059
408,339       Scudder Cash Investment Trust ......................       408,339
408,486       Scudder US Treasury Money Fund .....................       408,486
419,949       Strong Money Market Fund ...........................       419,949
351,000       Strong Heritage Money Market Fund ..................       351,000
  2,701       WPG Govt Money Market Fund .........................         2,701
                                                                           -----
              Total Money Market Funds
              (Cost $2,721,819)...................................     2,721,819
                                                                       ---------


Principal
   Amount
   ------
              SHORT-TERM DEMAND NOTES:   1.83%
              --------------------------------
$152,400      Firstar Bank Milwaukee, NA
              6.29%, 10/02/00
              (Cost $152,400).....................................       152,400
                                                                         -------
              Total Investment in Securities
              (Cost $8,311,162) (a) ...........................99.07%  8,245,654

              Other Assets
               Less Liabilities.................................0.93%     77,289
                                                                -----     ------

              NET ASSETS......................................100.00% $8,322,943
                                                              ======= ==========

(a)Cost for federal income tax purposes is the same and net unrealized depreciation consists of:

   Gross unrealized appreciation................................... $    59,116
   Gross unrealized depreciation...................................    (124,624)
                                                                       --------
   Net Unrealized Depreciation..................................... $   (65,508)
                                                                    ===========

          See Accompany Notes to Financial Statements

                       Merriman Capital Appreciation Fund
                            Portfolio of Investments
                               September 30, 2000


                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
               DOMESTIC EQUITY FUNDS:  51.67%
               ------------------------------
 11,805        American Century Select Fund.....................$        629,569
 13,416        American Century Ultra Fund ......................        591,895
 40,936        Federated Large Cap Growth Fund ..................        606,257
 20,172        Federated Stock Trust ............................        722,953
 20,511        Fidelity Disciplined Equity Fund .................        648,974
 18,550        Fidelity Stock Selector Fund .....................        607,138
 20,203        INVESCO Program Dynamics Fund ....................        644,466
  6,478        Liberty-Stein Roe Growth Stock Fund ..............        386,506
 23,877        Scudder Large Company Value Fund .................        689,338
 27,683        Value Line Fund ..................................        722,249
                                                                         -------

               Total Domestic Equity Funds
               (Cost $6,230,252).................................      6,249,345
                                                                       ---------

               INTERNATIONAL EQUITY FUNDS:  5.59%
               ----------------------------------
 18,115        Scudder Global Discovery Fund
               (Cost $640,000)...................................        676,411
                                                                         -------

               MONEY MARKET FUNDS:  40.62%
               ---------------------------
  595,106      Columbia Daily Income Fund .......................        595,106
1,109,778      Dreyfus Founders Money Market Fund ...............      1,109,778
  568,142      Federated Money Market Trust .....................        568,142
  498,381      Lexington Money Market Fund ......................        498,381
1,223,990      Rydex US Govt Money Market Fund...................      1,223,990
  312,909      USAA Money Market Fund ...........................        312,909
  604,688      USAA Treasury Money Market Fund ..................        604,688
                                                                         -------
               Total Money Market Funds
               (Cost $4,912,994).................................      4,912,994
                                                                       ---------


 PRINCIPAL
  AMOUNT
  ------

               Short-Term Demand Notes:  3.14%
$379,600       Firstar Bank Milwaukee, NA
               6.29%, 10/02/00
               (Cost $379,600)...................................        379,600
                                                                         -------

               Total Investment in Securities
               (Cost $12,162,846) (a)........................101.02%  12,218,350

               Liabilities in Excess
                 of Other Assets..............................(1.02)%  (123,065)
                                                              -----    --------

               NET ASSETS ...................................100.00% $12,095,285
                                                             ======= ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

               Gross unrealized appreciation......................  $   144,440
               Gross unrealized depreciation......................      (88,936)
                                                                        -------
                Net Unrealized Appreciation........................  $   55,504
                                                                     ==========

                 See Accompanying Notes to Financial Statements

                         MERRIMAN ASSET ALLOCATION FUND
                            Portfolio of Investments
                               September 30, 2000


                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
              DOMESTIC BOND FUNDS:  9.76%
              ---------------------------
 61,158       Federated High Yield Trust..........................$      454,402
 47,619       Fidelity Advisor High Yield Bond Fund ..............       482,856
                                                                         -------
              Total Domestic Bond Funds
              (Cost $964,184).....................................       937,258
                                                                         -------

              DOMESTIC EQUITY FUNDS:  21.82%
              ------------------------------
  9,481       American Century Select Fund........................$      505,638
 15,128       INVESCO Program Dynamics Fund ......................       482,587
 18,472       Scudder Large Company Value Fund ...................       533,274
 13,586       Stein Roe Capital Opportunity Fund .................       573,852
                                                                         -------
              Total Domestic Equity Funds
              (Cost $2,020,000)...................................     2,095,351
                                                                       ---------

              INTERNATIONAL BOND FUNDS:  9.12%
              --------------------------------
 40,271       American Cent-Intl Bond Fund .......................       384,990
 13,586       Scudder Global Bond Fund ...........................       491,395
                                                                         -------
              Total International Bond Funds
              (Cost $896,083).....................................       876,385
                                                                         -------

              MONEY MARKET FUNDS:  56.31%
              ---------------------------
  519,902     Dreyfus Founders Money Market Fund .................       519,902
  292,006     AIM Cash Reserves Fund .............................       292,006
  468,990     Columbia Daily Income Fund .........................       468,990
  469,040     Federated Money Market Trust .......................       469,040
  101,184     Federated Short Term US Govt Fund ..................       101,184
    9,697     Fidelity Daily Money Market Fund ...................         9,697
  399,207     Fidelity US Govt Reserves Fund .....................       399,207
  269,864     INVESCO Cash Reserves Fund .........................       269,864
    4,588     INVESCO US Govt Money Mkt Fund .....................         4,588
  213,614     Lexington Money Market Trust .......................       213,614
  217,585     Liberty-Stein Roe Cash Reserves Fund ...............       217,585
1,431,220     Rydex US Govt Money Market Fund.....................     1,431,220
  363,503     Scudder Cash Investment Trust ......................       363,503
  535,091     USAA Money Market Fund .............................       535,091
  113,008     USAA Treasury Money Market Fund ....................       113,008
                                                                         -------
              Total Money Market Funds
              (Cost $5,408,499)...................................     5,408,499
                                                                       ---------

 PRINCIPAL
  AMOUNT
  ------
              SHORT-TERM DEMAND NOTES:  3.00%
              -------------------------------
 $287,900     Firstar Bank Milwaukee, NA,
              6.29%, 10/02/00
              (Cost $287,900).....................................       287,900
                                                                         -------
             Total Investment in Securities
             (Cost $9,576,666............................(a)100.01%   9,605,393

             Liabilities in Excess
                of Other Assets..............................(0.01%)       (984)
                                                             -----         ----

             NET ASSETS.....................................100.00%  $9,604,409
                                                            =======  ==========



(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation...........................$   87,127
             Gross unrealized depreciation...........................   (58,400)
                                                                        -------
             Net Unrealized Appreciation.............................$   28,727
                                                                     ==========

                 See Accompanying Notes to Financial Statements

                         Merriman Leveraged Growth Fund
                            Portfolio of Investments
                               September 30, 2000


                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
             DOMESTIC EQUITY FUNDS:  65.76%
             ------------------------------
   45,790    Dreyfus Founders Growth Fund.........................$    1,060,953
   67,877    Federated Large Cap Growth Fund ......................    1,005,265
   32,970    Federated Stock Trust ................................    1,181,651
   33,893    Fidelity Disciplined Equity Fund .....................    1,072,375
   34,055    Fidelity Stock Selector Fund .........................    1,114,628
   16,897    Fidelity Trend Fund ..................................    1,135,299
   41,308    INVESCO Endeavor Fund ................................    1,138,442
   20,825    INVESCO Program Dynamics Fund ........................      664,322
   44,477    Liberty-Stein Roe Disciplined Stock Fund..............      894,423
   26,215    Neuberger Berman Genesis Fund.........................    1,215,098
   41,621    Scudder Large Company Value Fund .....................    1,201,599
   35,611    Value Line Fund ......................................      929,092
   17,126    Value Line Leveraged Growth Fund .....................    1,001,333
                                                                       ---------
             Total Domestic Equity Funds
             (Cost $13,430,473)....................................   13,614,480
                                                                      ----------

             INTERNATIONAL EQUITY FUNDS:  5.27%
             ----------------------------------
   29,228    Scudder Global Discovery Fund
             (Cost $1,034,000).....................................    1,091,391
                                                                       ---------

             MONEY MARKET FUNDS:  14.94%
             ---------------------------
   47,741    Columbia Daily Income Fund ...........................       47,741
  963,900    Dreyfus Founders Money Market Fund ...................      963,900
  979,573    Federated Treasury Obligation Fund ...................      979,573
   44,969    Fidelity Cash Reserves Fund ..........................       44,969
   26,215    Neuberger Berman Cash Reserves Fund ..................       26,215
    2,522    Rydex US Govt Money Market Fund ......................        2,522
1,027,516    USAA Money Market Fund ...............................    1,027,516
                                                                       ---------
              Total Money Market Funds
             (Cost $3,092,436).....................................    3,092,436
                                                                       ---------

PRINCIPAL
 AMOUNT
 ------
             SHORT-TERM DEMAND NOTES:  14.24%
             --------------------------------
$1,008,350   American Family Demand Note
             6.24% , 12/01/00......................................    1,008,350
 1,008,200   Firstar Bank Milwaukee, NA
             6.29%, 10/02/00.......................................    1,008,200
   933,100   Sara Lee Demand Notes
             6.22% , 01/21/01......................................      933,100
                                                                         -------
             Total Short-Term Demand Notes
             (Cost $2,949,650).....................................    2,949,650
                                                                       ---------

             Total Investment in Securities
             (Cost $20,506,559) (a)........................100.21%   20,747,957

             Liabilities in Excess
              of Other Assets.............................. (0.21%)     (43,614)
                                                            -----       -------

             NET ASSETS....................................100.00%  $20,704,343
                                                           =======  ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation.........................$    351,878
             Gross unrealized depreciation.........................    (110,480)
                                                                       --------
             Net Unrealized Appreciation...........................    $241,398
                                                                       ========

See Accompanying Notes to Financial Statements




                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                          September 30, 2000



                                                                             MERRIMAN      MERRIMAN        MERRIMAN       MERRIMAN
                                                             MERRIMAN        GROWTH &       CAPITAL          ASSET        LEVERAGED
                                                          FLEXIBLE BOND       INCOME      APPRECIATION    ALLOCATION       GROWTH
                                                               FUND            FUND           FUND            FUND          FUND
Assets
   Investments in securities, at market value
     (identified cost $7,220,757, $8,311,162,
     $12,162,846, $9,576,666 and $20,506,559,
     respectively) (Note 2)                                 $7,168,538     $8,245,654     $12,218,350      $9,605,393    $20,747,957
   Cash                                                              -              -               -               -             35
   Dividends and interest receivable                            34,660         96,904          16,601          31,110         13,983
   Receivable for capital stock sold                             1,616            208             100             100            100
                                                                 -----            ---             ---             ---            ---
      Total assets                                           7,204,814      8,342,766      12,235,051       9,636,603     20,762,075
                                                             ---------      ---------      ----------       ---------     ----------
Liabilities
   Accrued management fees                                       5,078          8,873          12,820          10,037         21,779
   Other accrued expenses                                        7,932          9,991          17,706          21,722         35,953
   Payable for capital stock repurchased                         4,934              -         109,207               -              -
   Distributions payable                                         5,852              -               -               -              -
   Other                                                         8,820            959              33             435              -
                                                                 -----            ---              --             ---          -----
     Total liabilities                                          32,616         19,823         139,766          32,194         57,732
                                                                ------         ------         -------          ------         ------
Net Assets
   (Applicable to 732,713,  822,995, 1,207,437, 934,546,
   and 1,597,348 shares of beneficial interest with no
   par value, unlimited number of shares authorized)        $7,172,198     $8,322,943     $12,095,285      $9,604,409    $20,704,343
                                                            ==========     ==========     ===========      ==========    ===========
Pricing of Shares
   Net asset value, offering and redemption price per share
   $ 7,172,198 /    732,713 shares                          $     9.79
                                                            ==========
   $ 8,322,943 /    822,995 shares                                         $    10.11
                                                                           ==========
   $12,095,285 / 1,207,437 shares                                                         $     10.02
                                                                                          ===========
   $ 9,604,409 /    934,546 shares                                                                         $    10.28
                                                                                                           ==========
   $20,704,343 / 1,597,348 shares                                                                                        $     12.96
                                                                                                                         ===========

Net assets
   At September30, 2000, net assets consisted of:
     Paid-in capital                                        $7,348,843     $7,605,695     $10,459,826      $8,450,967    $16,754,756
     Undistributed net investment income                         1,297         93,618         183,612         220,108        503,400
     Accumulated net realized gain (loss)                     (125,723)       689,138       1,396,343         904,607      3,204,789
     Unrealized appreciation (depreciation) on investments     (52,219)       (65,508)         55,504          28,727        241,398
                                                               -------        -------          ------          ------        -------
                                                            $7,172,198     $8,322,943     $12,095,285      $9,604,409    $20,704,343
                                                            ==========     ==========     ===========      ==========    ===========

                 See Accompanying Notes to Financial Statements



                                                       STATEMENTS OF OPERATIONS
                                                     Year Ended September 30, 2000



                                                             MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                MERRIMAN     GROWTH &       CAPITAL       ASSET      LEVERAGED
                                              FLEXIBLE BOND   INCOME     APPRECIATION  ALLOCATION     GROWTH
                                                  FUND         FUND          FUND         FUND         FUND
                                                  ----         ----          ----         ----         ----
Investment Income
   Interest                                    $   40,279   $   16,803   $   46,157   $    25,273   $   48,778
   Dividends                                      359,721      261,809      415,099       458,475      872,428
                                                  -------      -------      -------       -------      -------
     Total investment income                      400,000      278,612      461,256       483,748      921,206
                                                  -------      -------      -------       -------      -------

Expenses
   Management fees (Note 3)                        69,560      115,081      166,013       132,510      278,802
   Accounting services                             15,925       20,447       28,796        23,662       50,745
   Custodian fees                                   4,115        4,023        4,999         4,552        7,388
   Transfer agent fees                             10,281       10,315       11,562        10,634       14,457
   Interest expense (Note 4)                            -            -            -             -       31,669
   Professional services                            5,933        7,616       10,710         9,125       15,883
   Registration fees                                4,542        4,443        8,108         8,163        8,052
   Insurance and other                              3,112        3,029        5,040         4,824        7,689
   Printing                                           381          556          922           352        2,294
   Trustees fees                                      230          351          432           122          827
                                                      ---          ---          ---           ---          ---

   Expenses before reimbursement                  114,079      165,861      236,582       193,944      417,806
                                                  -------      -------      -------       -------      -------
   Reimbursement by advisor (Note 3)                9,708           -             -             -            -
                                                    -----      -------      -------       -------      -------
   Total expenses                                 104,371      165,861      236,582       193,944      417,806
                                                  -------      -------      -------       -------      -------
   Net investment income                          295,629      112,751      224,674       289,804      503,400
                                                  -------      -------      -------       -------      -------

Realized and Unrealized Gain (Loss)
 on Investments
   Net realized gain (loss) from security
    transactions                                  (42,267)     345,720      877,664       701,306    2,305,448
   Capital  gain distributions from  regulated
    investment companies                                -      343,481      518,751       203,630      901,137
   Net decrease in unrealized appreciation
    of investments                                (69,730)    (334,675)    (210,733)     (548,398)    (879,589)
                                                  -------     --------     --------      --------     --------
   Net realized and unrealized gain (loss) on
    investments                                  (111,997)     354,526    1,185,682       356,538    2,326,996
                                                 --------      -------    ---------       -------    ---------
   Net increase in net assets resulting from
    operations                                   $183,632   $  467,277   $1,410,356    $  646,342   $2,830,396
                                                 ========   ==========   ==========    ==========   ==========

                 See Accompanying Notes to Financial Statements



                                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                              MERRIMAN FLEXIBLE           MERRIMAN GROWTH &
                                                                   BOND FUND                 INCOME FUND
                                                                   ---------                 -----------
                                                            YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                           SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,SEPTEMBER 30,
                                                               2000          1999         2000         1999
                                                               ----          ----         ----         ----
Operations:
   Net investment income                                    $  295,629    $ 365,141    $  112,751   $   60,996
   Net realized gain (loss) on investments                     (42,267)     (84,374)      345,720      148,916
   Capital gain distributions from regulated investment
     companies                                                       -       10,554       343,481      514,131
   Net increase (decrease) in unrealized appreciation
     on investments                                            (69,730)     (87,584)     (334,675)     387,813
                                                               -------      -------      --------      -------
   Net increase in net assets resulting from operations        183,632      203,737       467,277    1,111,856

Distributions to shareholders:
   Distributions from net realized gain on investments               -            -      (646,201)    (585,865)
   Distributions from net investment income                   (295,086)    (364,405)      (19,133)    (118,817)

Capital share transactions:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 6)                              (692,437)     636,822      (240,656)    (163,743)
                              -                               --------      -------      --------     --------
   Total increase (decrease)                                  (803,891)     476,154      (438,713)     243,431

Net assets
   Beginning of year                                         7,976,089    7,499,935     8,761,656    8,518,225
                                                             ---------    ---------     ---------    ---------
   End of year*                                             $7,172,198   $7,976,089    $8,322,943   $8,761,656
                                                            ==========   ==========    ==========   ==========

* Including undistributed net investment income of:         $    1,297   $      754    $   93,618   $        -
                                                            ==========   ==========    ==========   ==========



                                                                 MERRIMAN CAPITAL           MERRIMAN ASSET
                                                                 APPRECIATION FUND          ALLOCATION FUND
                                                                 -----------------          ---------------
                                                              YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                           SEPTEMBER 30, SEPTEMBER 30,SEPTEMBER 30,SEPTEMBER 30,
                                                               2000          1999         2000         1999
                                                               ----          ----         ----         ----
Operations:
   Net investment income                                    $  224,674   $  191,325   $   289,804   $  301,271
   Net realized gain on investments                            877,664      628,899       701,306      110,347
   Capital gain distributions from regulated investment
     companies                                                 518,751      538,537       203,630      354,918
   Net increase (decrease) in unrealized appreciation
     on investments                                           (210,733)     469,582      (548,398)     530,941
                                                              --------      -------      --------      -------
   Net increase in net assets resulting from operations      1,410,356    1,828,343       646,342    1,297,477

Distributions to shareholders:
   Distributions from net realized gain on investments      (1,168,230)    (469,197)     (488,871)    (381,247)
   Distributions from net investment income                   (150,636)     (81,751)     (254,217)     (93,129)

Capital share transactions:
   Decrease in net assets resulting from capital
     share transactions (Note 6)                              (239,273)  (1,678,023)     (939,733)  (2,350,512)
                                                              --------   ----------      --------   ----------
   Total decrease                                             (147,783)    (400,628)   (1,036,479)  (1,527,411)

Net assets
   Beginning of year                                        12,243,068   12,643,696    10,640,888   12,168,299
                                                            ----------   ----------    ----------   ----------
   End of year*                                            $12,095,285  $12,243,068   $ 9,604,409  $10,640,888
                                                           ===========  ===========   ===========  ===========

* Including undistributed net investment income of:        $   183,612  $   109,574   $   220,108  $   208,142
                                                           ===========  ===========   ===========  ===========

See Accompanying Notes to Financial Statements


                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                              MERRIMAN LEVERAGED
                                                                                 GROWTH FUND
                                                                                 -----------

                                                            YEAR ENDED                YEAR ENDED
                                                           SEPTEMBER 30,             SEPTEMBER 30,
                                                               2000                      1999
                                                               ----                      ----
Operations:
   Net investment income (loss)                             $  503,400                $  (82,463)
   Net realized gain on investments                          2,305,448                 1,408,667
   Capital gain distributions from regulated
     investment companies                                      901,137                 1,018,656
   Net increase (decrease) in unrealized
     appreciation on investments                              (879,589)                1,366,712
                                                              --------                 ---------
   Net increase in net assets resulting from operations      2,830,396                 3,711,572

Distributions to shareholders:
   Distributions from net realized gain on investments      (2,344,927)                 (937,419)

Capital share transactions:
   Increase in net assets resulting from capital share
      transactions (Note 6)                                  1,464,890                   492,014
                                                             ---------                   -------
   Total increase                                            1,950,359                 3,266,167

Net assets
   Beginning of year                                        18,753,984                15,487,817
                                                            ----------                ----------
   End of year*                                            $20,704,343               $18,753,984
                                                           ===========               ===========

* Including undistributed net investment income of:        $   503,400               $         -
                                                           ===========               ===========

See Accompanying Notes to Financial Statements


                                                  MERRIMAN LEVERAGED GROWTH FUND
                                                      STATEMENT OF CASH FLOWS


                                                                              YEAR ENDED                YEAR ENDED
                                                                            SEPTEMBER 30,             SEPTEMBER 30,
                                                                                2000                      1999
                                                                                ----                      ----
Cash flows from operating activities:
   Dividends and interest received                                          $  327,874                 $  405,890
   Operating expenses paid                                                    (391,002)                  (470,786)
   Net purchases of short-term investments                                   1,103,326                 (3,802,246)
   Purchases of portfolio securities                                       (74,136,318)               (52,185,135)
   Proceeds from sales of portfolio securities                              72,476,656                 55,488,967
   Long-term capital gain distributions received                             1,499,797                  1,018,656
                                                                             ---------                  ---------
      Net cash provided by operating activities                                880,333                    455,346
                                                                               -------                    -------
Cash flows from financing activities:
   Proceeds from capital shares sold                                         7,020,879                  5,015,242
   Payments on capital shares redeemed                                      (7,843,146)                (5,420,614)
   Cash dividends paid *                                                       (57,870)                   (50,113)
   Net increase (decrease) in loan payable to custodian bank                         -                          -
                                                                              --------                    -------
   Net cash used for financing activities                                     (880,137)                  (455,485)
                                                                              --------                   --------

   Net change in cash                                                              196                       (139)
   Cash at beginning of year                                                      (161)                       (22)
                                                                                  ----                        ---
   Cash (overdraft) at end of year                                          $       35                 $     (161)
                                                                            ==========                 ==========

Reconciliation of net increase in net assets  resulting  from  operations to net cash provided by (used for) operating activities:
   Net increase in net assets resulting from operations                     $2,830,396                 $3,711,572
                                                                            ----------                 ----------
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
   (Increase) decrease in investment securities                             (1,993,042)                (3,273,793)
   (Increase) decrease in dividends and interest receivable                      5,328                     17,940
   (Increase) decrease in investment securities sold                            10,847                          -
   Increase (decrease) in accrued management fees                                2,317                      3,238
   Increase (decrease) in other accrued expenses                                24,487                     (3,611)
                                                                                ------                     ------

   Total Adjustments                                                        (1,950,063)                (3,256,226)
                                                                            ----------                 ----------
     Net cash provided by operating activities                              $  880,333                 $  455,346
                                                                            ==========                 ==========



* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $2,287,057 and $887,306 respectively.

                 See Accompanying Notes to Financial Statements

                                                        MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS


                                                               FLEXIBLE BOND FUND
                                                  (for a share outstanding throughout the year)
                                                            Year Ended September 30,

                                            2000          1999         1998         1997        1996
                                            ----          ----         ----         ----        ----
Net asset value, beginning of year       $  9.96       $ 10.15      $ 10.74      $ 10.36     $ 10.23
                                         -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.43          0.46         0.63         0.60        0.63
   Net gains or losses on securities
     (realized and unrealized)             (0.17)        (0.19)       (0.32)        0.38        0.13
                                           -----         -----        -----         ----        ----
     Total from investment operations       0.26          0.27         0.31         0.98        0.76
                                            ----          ----         ----         ----        ----
Less distributions:
   From investment income                  (0.43)        (0.46)       (0.67)       (0.60)      (0.63)
   From realized capital gains                 -             -        (0.23)           -           -
                                           -----         -----        -----        -----       -----
     Total distributions                   (0.43)        (0.46)       (0.90)       (0.60)      (0.63)
                                           -----         -----        -----        -----       -----
Net asset value, end of year             $  9.79       $  9.96      $ 10.15      $ 10.74     $ 10.36
                                         =======       =======      =======      =======     =======
Total return                                2.66%         2.71%        3.03%        9.64%       7.62%

Net assets, end of year($000)            $ 7,172       $ 7,976      $ 7,500      $ 9,220     $ 8,661
Ratio of expenses to average net assets     1.65%*        1.57%*       1.50%        1.46%       1.49%
Ratio of net income to average net assets   4.27%         4.52%        5.93%        5.54%       6.05%

Portfolio turnover rate                   774.04%       435.08%      206.12%      172.73%     139.77%


                                                              GROWTH & INCOME FUND
                                                  (for a share outstanding throughout the year)
                                                            Year Ended September 30,

                                            2000          1999         1998         1997        1996
                                            ----          ----         ----         ----        ----
Net asset value, beginning of year       $ 10.34       $  9.87      $ 12.96      $ 11.65     $ 11.32
                                         -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.13          0.08         0.32         0.19        0.27
   Net gains or losses on securities
     (realized and unrealized)              0.44          1.40        (0.17)        2.40        1.02
                                            ----          ----        -----         ----        ----
     Total from investment operations       0.57          1.48         0.15         2.59        1.29
                                            ----          ----         ----         ----        ----
Less distributions:
   From investment income                  (0.02)        (0.15)       (0.27)       (0.24)      (0.27)
   From realized capital gains             (0.78)        (0.86)       (2.97)       (1.04)      (0.69)
                                           -----         -----        -----        -----       -----
      Total distributions                  (0.80)        (1.01)       (3.24)       (1.28)      (0.96)
                                           -----         -----        -----        -----       -----
Net asset value, end of year             $ 10.11       $ 10.34      $  9.87      $ 12.96     $ 11.65
                                         =======       =======      =======      =======     =======
Total return                                4.96%        13.61%        2.99%       24.11%      12.18%

Net assets, end of year($000)            $ 8,323       $ 8,762      $ 8,518      $ 9,514     $ 8,702
Ratio of expenses to average net assets     1.81%         1.79%        1.75%        1.71%       1.77%
Ratio of net income to average net assets   1.23%         0.68%        2.61%        1.42%       2.33%
Portfolio turnover rate                   371.80%       276.73%      280.78%      105.11%     133.00%

* Prior to reimbursement from advisor

                 See Accompanying Notes to Financial Statements

                                                      MERRIMAN MUTUAL FUNDS
                                                FINANCIAL HIGHLIGHTS (continued)



                                                             CAPITAL APPRECIATION FUND
                                                   (for a share outstanding throughout the year)
                                                             Year Ended September 30,

                                            2000          1999         1998         1997        1996
                                            ----          ----         ----         ----        ----
Net asset value, beginning of year       $  9.99       $  9.06      $ 12.02      $ 10.93     $ 11.69
                                         -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.26          0.15         0.19         0.06        0.19
   Net gains or losses on securities
     (realized and unrealized)              0.89          1.19        (0.74)        2.13        0.37
                                            ----          ----        -----         ----        ----
     Total from investment operations       1.15          1.34        (0.55)        2.19        0.56
                                            ----          ----        -----         ----        ----
Less distributions:
   From investment income                  (0.13)        (0.06)       (0.20)       (0.06)      (0.22)
   From realized capital gains             (0.99)        (0.35)       (2.21)       (1.04)      (1.10)
                                           -----         -----        -----        -----       -----
     Total distributions                   (1.12)        (0.41)       (2.41)       (1.10)      (1.32)
                                           -----         -----        -----        -----       -----
Net asset value, end of year             $ 10.02       $  9.99      $  9.06      $ 12.02     $ 10.93
                                         =======       =======      =======      =======     =======
Total return                               10.73%        14.83%       (3.87)%      21.93%       5.69%

Net assets end of year ($000)            $12,095       $12,243      $12,644      $15,567     $16,665
Ratio of expenses to average net assets     1.78%         1.81%        1.81%        1.79%       1.84%
Ratio of net income to average net assets   1.69%         1.47%        1.64%        0.58%       1.74%

Portfolio turnover rate                   469.11%       310.65%      446.18%      114.36%     254.77%




                                                               ASSET ALLOCATION FUND
                                                   (for a share outstanding throughout the year)
                                                             Year Ended September 30,

                                            2000          1999         1998         1997        1996
                                            ----          ----         ----         ----        ----
Net asset value, beginning of year       $ 10.41       $  9.70      $ 11.88      $ 11.61     $ 11.21
                                         -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                    0.30          0.28         0.40         0.26        0.30
   Net gains or losses on securities
     (realized and unrealized)              0.33          0.84        (0.76)        1.27        0.50
                                            ----          ----        -----         ----        ----
     Total from investment operations       0.63          1.12        (0.36)        1.53        0.80
                                            ----          ----        -----         ----        ----
Less distributions:
   From investment income                  (0.26)        (0.08)       (0.48)       (0.33)      (0.16)
   From realized capital gains             (0.50)        (0.33)       (1.34)       (0.93)      (0.24)
                                           -----         -----        -----        -----       -----
     Total distributions                   (0.76)        (0.41)       (1.82)       (1.26)      (0.40)
                                           -----         -----        -----        -----       -----
Net asset value, end of year             $ 10.28       $ 10.41      $  9.70      $ 11.88     $ 11.61
                                         =======       =======      =======      =======     =======
Total return                                5.73%        11.69%       (2.57)%      14.43%       7.41%

Net assets end of year ($000)            $ 9,604       $10,641      $12,168      $16,543     $17,733
Ratio of expenses to average net assets     1.84%         1.84%        1.84%        1.78%       1.82%
Ratio of net income to average net assets   2.75%         2.63%        3.63%        2.26%       2.53%

Portfolio turnover rate                   437.61%       327.72%      351.19%      161.57%     204.55%

                 See Accompanying Notes to Financial Statements


                                                      Merriman Mutual Funds
                                                Financial Highlights (continued)


                                                              Leveraged Growth Fund
                                                   (for a share outstanding throughout the year)
                                                              Year Ended September 30,


                                              2000         1999         1998         1997        1996
                                              ----         ----         ----         ----        ----
Net asset value, beginning of year         $ 12.57      $ 10.66      $ 14.85      $ 12.30     $ 12.30
                                           -------      -------      -------      -------     -------
Income from investment operations
   Net investment income (loss)               0.32        (0.06)        0.06        (0.20)      (0.08)
   Net gains or losses on securities
     (realized and unrealized)                1.65         2.63        (1.18)        3.33        0.84
                                              ----         ----        -----         ----        ----
     Total from investment operations         1.97         2.57        (1.12)        3.13        0.76
                                              ----         ----        -----         ----        ----
Less distributions:
   From investment income                        -            -        (0.06)           -           -
   From realized capital gains               (1.58)       (0.66)       (3.01)       (0.58)      (0.76)
                                             -----        -----        -----        -----       -----
     Total distributions                     (1.58)       (0.66)       (3.07)       (0.58)      (0.76)
                                             -----        -----        -----        -----       -----
Net asset value, end of year               $ 12.96      $ 12.57      $ 10.66      $ 14.85     $ 12.30
                                           =======      =======      =======      =======     =======
Total return                                 14.67%       24.33%       (6.71)%      26.66%       6.85%

Net assets end of year ($000)              $20,704      $18,754      $15,488      $17,785     $15,694
Ratio of expenses to average net assets (a)   1.88%        2.60%        3.13%        4.13%       3.70%
Ratio of net income (loss) to average net
 assets                                       2.26%       (0.46)%       0.46%       (1.52)%     (0.78)%

Portfolio turnover rate                     440.73%      307.56%      351.46%      130.36%     247.36%


(a) Expenses include interest expense of 0.14%, 0.83%, 1.38%, 2.36% and 1.95% for 2000, 1999, 1998, 1997 and 1996, respectively.





   Information relating to outstanding debt during the year shown below.

                                                AVERAGE              AVERAGE NUMBER
                     AMOUNT OF DEBT         AMOUNT OF DEBT              OF SHARES            AVERAGE AMOUNT OF
                     OUTSTANDING AT           OUTSTANDING              OUTSTANDING            DEBT PER SHARE
YEAR ENDED             END OF YEAR          DURING THE YEAR          DURING THE YEAR          DURING THE YEAR
----------             -----------          ---------------          ---------------          ---------------
September 30, 2000   $          -            $   196,311                1,585,622                  $0.12

September 30, 1999   $          -            $ 1,708,403                1,475,597                  $1.16

September 30, 1998   $          -            $ 2,521,205                1,403,276                  $1.80

September 30, 1997   $  7,000,000            $ 4,295,452                1,250,115                  $3.44

September 30, 1996   $  5,800,000            $ 2,981,434                1,156,941                  $2.58

See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 - ORGANIZATION

     Merriman  Flexible  Bond  Fund,  Merriman  Growth & Income  Fund,  Merriman
Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                       Flexible Bond          All Other
                                           Fund                 Funds

    On the first $250 million             1.000%                1.250%
    On the next $250 million               .875%                1.125%
    On all above $500 million              .750%                1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

For the year ended September 30, 2000, the Advisor made expense reimbursements in the amount of $9,708 to the Merriman Flexible Bond Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year (included in interest expense) to maintain an unsecured $7,000,000 bank line of credit;
borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at September 30, 2000 was $0.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - (SEE FOLLOWING)

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - CAPITAL SHARES

     At September 30, 2000, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                MERRIMAN FLEXIBLE BOND FUND                   MERRIMAN GROWTH & Income Fund
                                ---------------------------                   -----------------------------
                          YEAR ENDED               YEAR ENDED              YEAR ENDED             YEAR ENDED
                         SETPEMBER 30,            SEPTEMBER 30,           SEPTEMBER 30,          SEPTEMBER 30,
                             2000                     1999                    2000                   1999
                             ----                     ----                    ----                   ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold........... 172,516  $1,716,908    211,281   $2,149,600      44,676   $ 479,525     57,835   $ 605,966
Shares issued in
   reinvestment  of
   distributions......  27,014     267,864     30,471      306,733      59,420     647,080     67,030     684,375
                        ------     -------     ------      -------      ------     -------     ------     -------
                       199,530   1,984,772    241,752    2,456,333     104,096   1,126,605    124,865   1,290,341
Shares redeemed.......(267,846) (2,677,209)  (179,288)  (1,819,511)   (128,757) (1,367,261)  (140,428) (1,454,084)
                      --------  ----------   --------   ----------    --------  ----------   --------  ----------
Net increase
  (decrease)           (68,316) $ (692,437)    62,464    $ 636,822     (24,661)  $(240,656)   (15,563) $ (163,743)
                       =======  ==========     ======    =========     =======   =========    =======  ==========

                            MERRIMAN CAPITAL APPRECIATION FUND               MERRIMAN ASSET ALLOCATION FUND
                            ----------------------------------               ------------------------------
                          YEAR ENDED               YEAR ENDED              YEAR ENDED             YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,           SEPTEMBER 30,          SEPTEMBER 30,
                             2000                     1999                    2000                   1999
                             ----                     ----                    ----                   ----
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES      VALUE
                        ------    -----        ------      -----        ------     -----       ------      -----
Shares sold .......... 622,385  $6,622,017     93,407     $929,648      21,382   $ 232,323      62,981     $636,697
Shares issued in
   reinvestment of
   distributions ..... 121,358   1,307,020     55,577      543,541      66,390     720,991      45,752      457,519
                       -------   ---------     ------      -------      ------     -------      ------      -------
                       743,743   7,929,037    148,984    1,473,189      87,772     953,314     108,733    1,094,216
Shares redeemed ..... (761,274) (8,168,310)  (319,717)  (3,151,212)   (175,271) (1,893,047)   (341,204)  (3,444,728)
                      --------  ----------   --------   ----------    --------  ----------    --------   ----------
Net decrease ......... (17,531) $ (239,273)  (170,733) $(1,678,023)    (87,499)  $(939,733)   (232,471) $(2,350,512)
                       =======  ==========   ========  ===========     =======   =========    ========  ===========




                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                           YEAR ENDED               YEAR ENDED
                         SEPTEMBER 30,            SEPTEMBER 30,
                             2000                     1999
                             ----                     ----
                         SHARES    VALUE        SHARES      VALUE
                         ------    -----        ------      -----
Shares sold...........  497,652  $7,020,979    414,476    $5,025,322
Shares issued in
   reinvestment of
   distributions......  161,858  2,287,057      73,400       887,306
                        -------  ---------      ------       -------
                        659,510  9,308,036     487,876     5,912,628
Shares redeemed....... (553,555)(7,843,146)   (449,613)   (5,420,614)
                       -------- ----------    --------    ----------
Net increase..........  105,955 $1,464,890      38,263     $ 492,014
                        ======= ==========      ======     =========


NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the year ended September 30, 2000 were as follows:

                                             PURCHASES        SALES
                                             ---------        -----
   Merriman Flexible Bond Fund.............$22,849,027     $22,966,862
   Merriman Growth & Income Fund............22,801,551      21,047,782
   Merriman Capital Appreciation Fund.......37,171,829      36,340,604
   Merriman Asset Allocation Fund...........27,381,421      29,315,911
   Merriman Leveraged Growth Fund...........74,136,318      72,465,828

Report of Independent Certified Public Accountants

To The Board of Trustees and Shareholders of Merriman Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Merriman Investment Trust, consisting of the Merriman Flexible Bond Fund, Merriman Growth & Income Fund, Merriman Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Merriman Leveraged Growth Fund for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Merriman Investment Trust at September 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, Merriman Leveraged Growth cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania                                  Tait, Weller & Baker
October 19, 2000

Graphic Omitted    MERRIMAN
                   INVESTMENT TRUST
                   1200 Westlake Avenue North Suite 700
                   Seattle, Washington  98109
                   1-800-423-4893